Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventories
Schedule of inventories

	June 30, 2013	December 31, 2012
	(in millions)
Finished goods	$310.4	$269.5
Raw materials and precious metals	160.8	158.1
In-process inventories	56.8	42.7
Parts and supplies	28.3	29.2

	$556.3	$499.5

	December 31,
	2012	2011
	(in thousands)
Finished goods	$269,460	$316,654
Raw materials and precious metals	158,110	154,530
In-process inventories	42,723	115,090
Parts and supplies	29,169	27,056

	$499,462	$613,330